Financial Risk Management - Deposits by Domestic and Foreign Offices (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	¥ 25,307,775	¥ 22,594,227
Interest-bearing demand deposits	59,772,689	56,205,396
Deposits at notice	10,769,494	11,169,956
Time deposits	25,023,508	25,760,889
Negotiable certificates of deposit	10,180,436	11,165,487
Others	7,377,516	7,508,697
Deposits	138,431,418	134,404,652
Domestic [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	23,804,054	21,376,082
Interest-bearing demand deposits	56,650,510	53,490,445
Deposits at notice	779,514	853,344
Time deposits	17,759,453	17,885,860
Negotiable certificates of deposit	4,081,741	4,962,651
Others	7,198,447	7,317,912
Deposits	110,273,719	105,886,294
Foreign [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	1,503,721	1,218,145
Interest-bearing demand deposits	3,122,179	2,714,951
Deposits at notice	9,989,980	10,316,612
Time deposits	7,264,055	7,875,029
Negotiable certificates of deposit	6,098,695	6,202,836
Others	179,069	190,785
Deposits	¥ 28,157,699	¥ 28,518,358